Condensed Consolidated Statements of Stockholders' Equity Deficiency (Parenthetical)	Dec. 31, 2020
Short-term Debt [Line Items]
Debt instrument interest rate	12.00%
Convertible Debenture [Member]
Short-term Debt [Line Items]
Debt instrument interest rate	12.00%
Convertible Debentures Allocated Embedded Derivative Liabilities [Member]
Short-term Debt [Line Items]
Debt instrument interest rate	12.00%